Earnings Per Share - Class A EPS (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				5 Months Ended	6 Months Ended		12 Months Ended
	Jul. 02, 2022	Apr. 02, 2022	Jul. 03, 2021	Apr. 03, 2021	Jul. 02, 2022	Jul. 02, 2022	Jul. 03, 2021	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Loss from continuing operations	$ (25,649)		$ (20,090)			$ (66,196)	$ (39,907)	$ (101,575)	$ (94,222)
Loss from discontinued operations			(1,740)				(3,129)	(8,851)	(3,865)
Net loss	$ (25,649)	$ (40,547)	(21,830)	$ (21,206)	$ (36,593)	$ (66,196)	(43,036)
Less: accrued preferred return			$ (738)				$ (1,638)
Net loss attributable to Class A Units (basic)								$ (112,064)	$ (101,374)
Denominator:
Continuing operations - basic	$ (0.48)		$ (1.75)		$ (0.68)		$ (3.52)	$ (8.70)	$ (8.87)
Continuing operations - diluted	(0.50)		(1.75)		(0.71)		(3.52)	(8.70)	(8.87)
Discontinued operations - basic			(0.15)				(0.27)	(0.75)	(0.35)
Discontinued operations - diluted			$ (0.15)				$ (0.27)	(0.75)	(0.35)
Net loss - basic								(9.45)	(9.22)
Net loss - diluted	$ (0.50)				$ (0.71)			$ (9.45)	$ (9.22)
Class A Common Stock
Numerator:
Net loss attributable to Class A Units (basic)	$ (10,634)		$ (22,568)		$ (15,097)		$ (44,674)
Denominator:
Weighted average Class A common shares outstanding	24,446,284		11,923,941		24,446,284		11,797,013
Continuing operations - basic			$ (1.75)				$ (3.52)
Continuing operations - diluted	$ (1.73)						(3.52)
Discontinued operations - basic			(0.15)				(0.27)
Discontinued operations - diluted	$ (0.16)						(0.27)
Net loss - Class A - basic and diluted			$ (1.90)				$ (3.79)